UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07270)

Exact name of registrant as specified in charter:	Putnam Municipal Bond Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Municipal Bond Fund
The fund's portfolio
1/31/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
Comnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
LOC -- Letter of Credit
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (164.6%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$393,624

Alaska (0.4%)
Northern Tobacco Securitization Corp. Rev. Bonds,
5 1/2s, 6/1/29 (Prerefunded)	Aaa	750,000	820,268

Arizona (2.2%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	1,175,000	1,235,090
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	780,000	721,024
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. New Mexico), Ser. A, 6.3s, 12/1/26	Baa2	2,000,000	2,015,860
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	525,000	492,098
			4,464,072

Arkansas (1.9%)
Baxter Cnty., Hosp. Rev. Bonds, Ser. B, 5 5/8s, 9/1/28
(Prerefunded)	Baa2	2,000,000	2,103,340
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	600,000	600,510
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	500,000	515,480
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/11	Baa2	500,000	516,515
			3,735,845

California (13.6%)
CA Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/21	A2	525,000	538,850
(Loyola-Marymount U.), MBIA, zero %, 10/1/21	Aaa	1,300,000	703,274
CA Hlth. Fac. Fin. Auth. Rev. Bonds, AMBAC, 5.293s,
7/1/17	Aaa	2,400,000	2,404,176
CA State G.O. Bonds
5 1/8s, 4/1/23	A1	750,000	775,733
FGIC, 5s, 6/1/26	Aaa	2,000,000	2,047,780
5s, 5/1/23	A1	3,000,000	3,095,340
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
5 1/2s, 5/1/11	Aa3	1,000,000	1,092,090
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,698,078
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	270,000	241,269
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	640,000	621,152
Duarte, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, zero %, 11/1/29	Aaa	1,305,000	441,325
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	Aaa	1,500,000	1,697,805
Ser. A-1, 5s, 6/1/33	BBB+	1,350,000	1,186,380
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	Aaa	60,000	60,567
Las Virgenes, Unified School Dist. G.O. Bonds, FSA,
zero %, 11/1/23	Aaa	1,290,000	627,662
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (No.
02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	450,000	437,436
Port Oakland, Rev. Bonds
Ser. L, FGIC, 5 3/8s, 11/1/27	Aaa	3,000,000	3,075,930
Ser. A, MBIA, 5s, 11/1/23	Aaa	1,000,000	1,043,020
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/20	BB/P	1,205,000	1,180,731

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA, 5s, 7/1/19	Aaa	1,000,000	1,028,280
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	2,000,000	2,015,080
San Juan, Unified School Dist. G.O. Bonds, FSA, zero
%, 8/1/19	Aaa	1,000,000	626,620
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/P	1,200,000	181,080
			26,819,658

Colorado (5.4%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	125,000	120,398
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	590,000	618,308
(Evangelical Lutheran), 5s, 6/1/29	A3	350,000	341,019
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
B, zero %, 9/1/35 (Prerefunded)	Aaa	27,000,000	3,842,910
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	1,735,000	1,934,091
6 3/8s, 12/15/30	A3	1,765,000	1,863,946
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	Aaa	1,770,000	2,005,268
			10,725,940

Connecticut (1.3%)
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser.
V-1, 1.6s, 7/1/36	A-1+	2,500,000	2,500,000

Delaware (0.1%)
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB-	250,000	225,575
			225,575

Florida (7.4%)
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,508,205
Jacksonville, Hlth. Fac. Auth. Rev. Bonds (Brooks
Hlth. Syst.), 5s, 11/1/27	A	500,000	490,130
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	508,670
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	375,000	379,073
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Hosp. Hlth.
Care), Ser. E
6s, 10/1/26	A2	2,940,000	3,048,163
6s, 10/1/26 (Prerefunded)	A2	60,000	64,223
Port St. Lucie, Special Assmt. Bonds (Southwest
Annexation Dist. 1-B), MBIA, 5s, 7/1/27	Aaa	800,000	807,136
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	840,000	764,694
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09	BB-/P	700,000	665,462
South Broward, Hosp. Dist. Rev. Bonds, MBIA, 4 3/4s,
5/1/28	Aaa	2,500,000	2,516,575
South Miami, Hlth. Fac. Hosp. Rev. Bonds (Baptist
Hlth. South FL Group), 5s, 8/15/27	Aa3	2,750,000	2,785,310
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	500,000	400,625
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A3	500,000	510,215
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	175,000	141,062
			14,589,543

Georgia (3.9%)
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	400,000	401,248
Henry Cnty., Wtr. & Swr. Auth. Rev. Bonds, FGIC,
5 5/8s, 2/1/30 (Prerefunded)	Aaa	1,875,000	2,016,094
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas)
Ser. A, 5 1/8s, 9/15/17	A1	1,000,000	1,037,210
Ser. A, 5s, 9/15/14	A1	1,145,000	1,196,010
Ser. B, 5s, 3/15/11	A1	3,000,000	3,098,340
			7,748,902

Hawaii (0.2%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 3.2s, 1/1/09	Aaa	345,000	348,785

Idaho (0.5%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	910,000	914,323

Illinois (5.6%)
Chicago, Single Fam. Mtge. Rev. Bonds, Ser. A, GNMA
Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/20	Aaa	1,330,000	1,384,104
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A,
MBIA, zero %, 1/1/24	Aaa	1,600,000	747,776
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	2,750,000	2,829,365

Cook Cnty., High School Dist. G.O. Bonds (Dist. No.
209 Proviso Twp.), FSA, 4s, 12/1/08	Aaa	1,000,000	1,016,950
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B,
6s, 5/15/26 (Prerefunded)	AAA	1,600,000	1,795,792
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A1	1,500,000	1,603,845
Kendall & Kane Cntys., Cmnty. United School Dist. G.O.
Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	Aaa	1,075,000	602,280
Lake Cnty., Cmnty. School Dist. G.O. Bonds (No. 073
Hawthorn), Ser. 02, FGIC, zero %, 12/1/21	Aaa	1,000,000	529,740
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	AA	700,000	646,611
			11,156,463

Indiana (4.2%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	135,000	129,824
Franklin, Cmnty. Multi-School Bldg. Corp. Rev. Bonds
(First Mtge.), FGIC, 5s, 7/15/26 (Prerefunded)	Aaa	4,215,000	4,734,456
Hamilton Cnty., Pub. Bldg. Corp. G.O. Bonds (First
Mtge.), FSA, 5s, 2/1/26	Aaa	2,525,000	2,624,157
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/18	Aa2	725,000	782,210
			8,270,647

Iowa (1.7%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	1,465,000	1,790,333
IA State Rev. Bonds (Honey Creek Premier Destination
Pk.), FSA, 5s, 6/1/28	Aaa	1,545,000	1,607,835
			3,398,168

Kansas (0.3%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	262,278
Sedgwick & Shawnee Cnty., Rev. Bonds (Single Fam.),
Ser. A-1, GNMA Coll., 6 7/8s, 12/1/26	Aaa	235,000	236,525
			498,803

Kentucky (1.0%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	AAA/P	1,470,000	1,639,373
6 5/8s, 10/1/28	A-/F	405,000	419,787
			2,059,160

Louisiana (0.2%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	345,000	378,724

Maine (0.7%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	1,350,000	1,390,608

Massachusetts (13.3%)
MA State Dev. Fin. Agcy. Rev. Bonds
(MA Biomedical Research), Ser. C, 6 1/4s, 8/1/20	Aa3	2,850,000	3,043,772
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	425,000	411,192
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	BBB-/P	1,115,000	1,376,523
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	750,000	783,128
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	11,500,000	11,765,994
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	AAA	2,370,000	2,491,486
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31
(Prerefunded)	AAA	630,000	713,985
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	455,165
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,738,872
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded)	Aaa	2,690,000	3,505,420
			26,285,537

Michigan (2.6%)
Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	1,435,000	1,504,798
Detroit, City School Dist. G.O. Bonds, Ser. A, FSA,
6s, 5/1/29	Aaa	1,000,000	1,217,230
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	75,000	75,614
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,030,890
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	A3	500,000	526,055
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony),
Ser. B, 1.9s, 6/1/31	A-1+	500,000	500,000
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	200,000	197,892
			5,052,479

Minnesota (0.8%)
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
M, 5 3/4s, 1/1/37	Aa1	490,000	514,853
MN State Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
6.05s, 7/1/31	Aa1	420,000	422,730
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	340,000	335,519
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Baa3	350,000	351,470
			1,624,572

Mississippi (2.1%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	564,890
Ser. B, 6.7s, 4/1/22	Baa2	530,000	593,611
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	2,000,000	2,005,480
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	465,000	496,095
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	400,000	415,824
			4,075,900

Missouri (3.6%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/32	A+	1,500,000	1,535,250
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll., 4.4s, 3/1/14	AAA	195,000	197,796
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.)
5 1/4s, 5/15/32	Aa2	750,000	756,810
5 1/4s, 5/15/17	Aa2	2,000,000	2,129,520
MO State Hlth. & Edl. Fac. Auth. VRDN (St. Francis
Med. Ctr.), Ser. A, 2s, 6/1/26	A-1+	1,000,000	1,000,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A, GNMA Coll., FNMA
Coll., 7.2s, 9/1/26	AAA	65,000	66,203
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	715,000	718,968
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	600,000	626,964
			7,031,511

Nevada (7.6%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,000,000	5,130,050
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	604,366
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC
6.1s, 12/1/38	Aaa	3,000,000	3,227,100
5 1/4s, 7/1/34	Aaa	1,000,000	1,010,240
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	Aaa	3,935,000	4,051,555
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	970,000	766,717
(No. T-17), 5s, 9/1/25	BB-/P	220,000	183,093
			14,973,121

New Hampshire (0.6%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Southern NH Med.
Ctr.), Ser. A, 5 1/4s, 10/1/23	A-	1,150,000	1,165,571

New Jersey (7.2%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	BB-/P	650,000	760,357
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	1,008,190
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,732,885
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	1,000,000	965,120
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peters U. Hosp.), 5 1/4s, 7/1/21	Baa2	825,000	833,531
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	1,000,000	1,008,150
(South Jersey Hosp.), 5s, 7/1/26	A3	2,785,000	2,786,755
(South Jersey Hosp.), 5s, 7/1/25	A3	355,000	356,434
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,136,048
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	789,795
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	Aaa	1,100,000	1,312,806
Ser. 1A, 5s, 6/1/29	BBB	500,000	445,765
			14,135,836

New Mexico (1.5%)
NM Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 6/15/22	Aaa	750,000	795,158

NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	295,000	300,331
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.6s, 7/1/38	AAA	1,670,000	1,780,587
			2,876,076

New York (9.0%)
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds,
Ser. C, 5 5/8s, 11/15/14	Baa2	1,500,000	1,526,280
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	521,975
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	519,580
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B	720,000	764,042
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	250,000	209,843
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/17	AA-	5,905,000	6,976,697
(New York Methodist Hosp.), 5 1/4s, 7/1/11	Baa2	1,140,000	1,193,033
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,035,620
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 6/30/04, cost
$1,141,503) (RES)	BB/P	1,100,000	1,117,292
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	2,250,000	2,300,018
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	650,000	687,739
			17,852,119

North Carolina (3.4%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. A, 5 3/4s, 1/1/26	Baa1	2,000,000	2,055,760
Ser. B, 5.65s, 1/1/16	Baa1	1,000,000	1,036,430
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (First
Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	501,160
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	3,000,000	3,185,610
			6,778,960

North Dakota (1.6%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	Baa2	2,000,000	2,250,300
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxillary Fac.), FSA, 5s, 4/1/21	Aaa	935,000	1,004,181
			3,254,481

Ohio (4.0%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	BBB	4,000,000	3,852,760
5 1/8s, 6/1/24	BBB	785,000	757,588
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	582,006
OH State Higher Ed. Fac. Comm. Rev. Bonds (John
Carroll U.), 5 1/4s, 11/15/33	A2	500,000	512,720
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,170,000	2,282,665
			7,987,739

Oklahoma (2.5%)
Durant, Cmnty. Facs. Auth. G.O. Bonds, XLCA, 5 3/4s,
11/1/24	Aaa	1,730,000	1,884,783
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,075,000	1,140,242
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	270,000	285,436
Tulsa, Muni. Arpt. Trust Mandatory Put Bonds, Ser. B,
6s, 12/1/08	B	650,000	649,571
Tulsa, Muni. Arpt. Trust Rev. Bonds, Ser. B, 5.65s,
12/1/35	B	1,000,000	995,770
			4,955,802

Oregon (0.5%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	520,000	471,957
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	600,000	608,730
			1,080,687

Pennsylvania (9.0%)
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	2,060,498
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	530,000	531,034

Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	880,000	900,891
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,703,895
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,010,330
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A
6.6s, 1/1/19	B+	400,000	401,212
6 1/2s, 1/1/13	B+	1,000,000	1,003,580
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	756,480
(Philadelphia U.), 5s, 6/1/30	Baa2	780,000	740,719
(Philadelphia U.), 5s, 6/1/22	Baa2	300,000	302,202
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s,
9/1/25	Aaa	2,505,000	2,585,561
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	D/P	1,466,136	147
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	850,000	955,349
5 7/8s, 12/1/31	A	250,000	259,685
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	3,000,000	3,458,729
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,000,000	1,122,530
			17,792,842

Puerto Rico (3.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/14	Baa3	2,000,000	2,162,260
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
B, 6s, 7/1/39 (Prerefunded)	BBB+	3,000,000	3,284,400
Cmnwlth. of PR Gtd., Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N, 5s, 7/1/32	Baa3	2,250,000	2,175,998
			7,622,658

South Carolina (4.4%)
Lexington Cnty., Hlth. Svcs. Dist. Hosp. Rev. Bonds,
5s, 11/1/23	A+	1,340,000	1,366,827
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,000,000	1,161,850
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/P	700,000	807,093
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,335,000	1,542,873
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	165,000	190,692
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B
6 3/8s, 5/15/30	BBB	2,000,000	2,034,440
6 3/8s, 5/15/28	BBB	1,500,000	1,523,025
			8,626,800

South Dakota (1.2%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership), Ser.
C, 5 3/8s, 5/1/18	AAA	1,545,000	1,555,058
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford
Hlth.)
5s, 11/1/21	AA-	250,000	260,308
5s, 11/1/20	AA-	500,000	524,865
			2,340,231

Tennessee (3.3%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33 (Prerefunded)	Baa1	2,425,000	2,966,550
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	630,000	729,956
6 1/2s, 9/1/26 (Prerefunded)	AAA	370,000	428,704
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	480,000	480,312
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. C
5s, 2/1/22	Aa3	1,000,000	997,010
5s, 2/1/20	Aa3	1,000,000	1,017,150
			6,619,682

Texas (17.5%)
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	1,500,000	1,454,490
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	170,000	160,891
Coppell, Indpt. School Dist. G.O. Bonds, PSFG, zero %,
8/15/21	Aaa	2,870,000	1,611,964
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev.
Bonds, Ser. A, FGIC, 5 3/4s, 11/1/13	Aaa	5,000,000	5,378,050
Frisco Indpt. School Dist. G.O. Bonds (School Bldg.),
Ser. B, MBIA, 5s, 7/15/28	Aaa	2,515,000	2,600,233
Gulf Coast, Waste Disp. Auth. Rev. Bonds (Valero

Energy Corp.), 6.65s, 4/1/32	BBB	1,000,000	1,034,240
Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. A, FSA,
zero %, 12/1/21 (Prerefunded)	Aaa	7,000,000	3,877,300
New Caney, Indpt. School Dist. G.O. Bonds, FGIC, 5s,
2/15/29	Aaa	2,405,000	2,466,857
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,574,190
San Antonio, Muni. Drain Util. Syst. Rev. Bonds, MBIA,
5 1/4s, 2/1/23	Aaa	2,945,000	3,137,927
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/19	A1	2,000,000	2,046,000
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	1,000,000	1,058,910
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	8,000,000	8,202,479
			34,603,531

Utah (0.7%)
UT Trans. Auth. Sales Tax VRDN, Ser. A, 1.86s, 6/15/36	A-1+	1,400,000	1,400,000

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23,
FSA, 5s, 5/1/34	Aaa	235,000	245,039

Virginia (1.3%)
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	500,000	510,025
Richmond, Pub. Util. Rev. Bonds, FSA, 5s, 1/15/27	Aaa	2,000,000	2,096,699
			2,606,724

Washington (6.2%)
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A, 5s, 12/1/21	A	940,000	988,363
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	923,562
6 1/2s, 6/1/26	BBB	2,235,000	2,337,743
WA State G.O. Bonds, Ser. E, MBIA
5s, 1/1/28	Aaa	3,125,000	3,239,250
5s, 1/1/27	Aaa	3,680,000	3,825,653
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	AA	300,000	300,993
WA State Hlth. Care Fac. Auth. VRDN (Multicare Hlth.
Syst.), Ser. D, FSA, 1.88s, 8/15/41	A-1+	600,000	600,000
			12,215,564

West Virginia (2.0%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	1,150,000	1,128,449
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	350,000	343,833
West Virginia U. Rev. Bonds, Ser. C, FGIC, 5s, 10/1/28	Aaa	2,530,000	2,538,349
			4,010,631

Wisconsin (3.7%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,600,000	2,737,748
6 3/8s, 6/1/32	BBB	2,600,000	2,686,216
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	AAA	1,600,000	1,797,456
			7,221,420

Wyoming (0.2%)
Sweetwater Cnty., Poll. Control VRDN (Pacificorp.),
Ser. B, 1.9s, 1/1/14	P-1	400,000	400,000

Total municipal bonds & notes (cost $314,476,122)			$325,274,621

PREFERRED STOCKS (0.8%)(a)
		Shares	Value

GMAC Muni. Mtge. Trust 144A cum. pfd.
Ser. A1-3, 5.3s, 10/31/39		500,000	525,410
Ser. A1-2, 4.9s, 10/31/39		1,000,000	1,041,250

Total preferred stocks (cost $1,500,000)			$1,566,660

TOTAL INVESTMENTS

Total investments (cost $315,976,122)(b)			$326,841,281

NOTES

On February 25, 2008, the fund merged into Putnam Municipal Opportunities Trust and ceased its separate legal existence.

(a) Percentages indicated are based on net assets of $197,647,176.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $315,986,601, resulting in gross unrealized appreciation and depreciation of $14,389,026 and $3,534,346, respectively, or net unrealized appreciation of $10,854,680.

(NON) Non-income-producing security.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at January 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2008 (as a percentage of net assets):

Health Care	45.4%
Utilities	21.2
State Government	17.8
Local Government	13.7
Tabacco	11.5
Air Transportation	11.3

The fund had the following insurance concentration reater than 10% at January 31, 2008 (as a percentage of net assets):

FGIC	17.8%
AMBAC	16.3%
MBIA	13.1%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Bond Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008